Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 24, 2016	Oct. 25, 2015	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Methods and assumptions used to estimate the fair value of the financial assets and liabilities
Recognized right to reclaim net cash collateral		$ 2,300	$ 3,100	$ 2,300
Realized gains/losses on closed positions		(11,400)	7,100	(11,400)
Recognized obligation to return cash collateral			4,000
Cash collateral posted		13,700		13,700
Fair value, long-term debt
Fair value of long-term debt (including current maturities)		268,400	274,900	268,400
Impairment charge
Goodwill impairment charge			991	21,537	$ 0
Fair Value | Recurring basis
Assets at Fair Value:
Cash and cash equivalents		347,239	415,143	347,239
Other trading securities		119,668	122,305	119,668
Commodity derivatives		6,485	3,094	6,485
Total Assets at Fair Value		473,392	540,542	473,392
Liabilities at Fair Value:
Deferred compensation		57,869	60,949	57,869
Total Liabilities at Fair Value		57,869	60,949	57,869
Fair Value | Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets at Fair Value:
Cash and cash equivalents		347,239	415,143	347,239
Other trading securities		39,329	39,903	39,329
Commodity derivatives		6,485	3,094	6,485
Total Assets at Fair Value		393,053	458,140	393,053
Liabilities at Fair Value:
Deferred compensation		25,272	28,768	25,272
Total Liabilities at Fair Value		25,272	28,768	25,272
Fair Value | Recurring basis | Significant Other Observable Inputs (Level 2)
Assets at Fair Value:
Other trading securities		80,339	82,402	80,339
Total Assets at Fair Value		80,339	82,402	80,339
Liabilities at Fair Value:
Deferred compensation		32,597	32,181	32,597
Total Liabilities at Fair Value		32,597	$ 32,181	$ 32,597
Assets Held For Sale | Portion of DCB | Significant Other Observable Inputs (Level 2)
Impairment charge
Goodwill impairment charge		$ 21,500
Assets Sold | Portion of DCB
Impairment charge
Goodwill impairment charge	$ 1,000
Rabbi trust
Methods and assumptions used to estimate the fair value of the financial assets and liabilities
Guarantee period at issue for rate of return on fixed income funds			1 year